UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2007



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2007

LOGO OF USAA]
   USAA(R)

                               USAA INCOME
                                   STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

                        A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JULY 31, 2007

--------------------------------------------------------------------------------

                    IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Distributions to Shareholders                                            14

    Report of Independent Registered Public Accounting Firm                  15

    Portfolio of Investments                                                 16

    Notes to Portfolio of Investments                                        34

    Financial Statements                                                     36

    Notes to Financial Statements                                            39

EXPENSE EXAMPLE                                                              54

ADVISORY AGREEMENTS                                                          56

TRUSTEES' AND OFFICERS' INFORMATION                                          64

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                        ...IF THE VOLATILITY KEEPS YOU UP AT
[PHOTO OF CHRISTOPHER W. CLAUS]        NIGHT, YOU MIGHT CONSIDER REDUCING THE
                                          OVERALL RISK OF YOUR PORTFOLIO.

                                                           "

                                                                     August 2007
--------------------------------------------------------------------------------

         What summer doldrums? Investors have grown accustomed to flat or uneven markets during the dog days of summer. But 2007 is clearly an exception. Until July, the global equity markets were rising - some setting new records - as easy access to capital fueled takeovers by private equity groups, merger activity, and new investments.

         But as I've written many times in these pages, investors have been complacent about the risk in the markets. In July, that game of musical chairs came abruptly to a halt when several subprime lenders collapsed. The bad news appeared to have tipped the scales. Investors started selling their subprime holdings, and their jitters spread to other securities that were - fairly or unfairly - perceived as risky. In the fixed-income market, for example, we saw a dramatic flight to quality as investors abandoned lower-quality bonds and flocked to the safe haven of Treasuries.

         As I write to you, banks are struggling to find buyers for the loans they used to finance the wave of leveraged buyouts. Many deals were delayed or canceled outright. Meanwhile, some large hedge funds were forced to close. Liquidity, which had been driving market appreciation, has dried up in what is commonly called a "credit crunch."

         Investors finally have started to factor risk back into their decision-making and are asking important questions: How

 . . . C O N T I N U E D
========================--------------------------------------------------------

         far-reaching will the subprime-lending problems be? Has the housing market reached its low point? Is the boom in deal-making and buyouts over? As a result, volatility is back in a big way in both the stock and bond markets.

         Nonetheless, the global economy appears to be in relatively good shape. Although U.S. economic expansion has slowed, most economists expect 2007 GDP growth to come in near 2%. Corporate earnings - in double digits last year - should remain respectable at 7% or 8%. Inflation also seems to be moderating toward the Federal Reserve Board's goal of 2% annually.

         It may take some time for the markets to find equilibrium. In the meantime, investors who can tolerate the volatility may find attractive long-term values in global large-cap growth stocks. But if the volatility keeps you up at night, you might consider reducing the overall risk of your portfolio.

         Whatever your needs, we stand ready to assist you. On behalf of all of us here at USAA Investment Management Company, I would like to thank you for your faith and trust in us. We appreciate the opportunity to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF SAM WILDERMAN]                   [PHOTO OF DAVID SCHMIDT]
SAM WILDERMAN, CFA                         DAVID SCHMIDT, CFA
  Grantham, Mayo,                            OFI Institutional
  Van Otterloo & Co. LLC                     Asset Management, Inc.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended July 31, 2007, the USAA Income Stock Fund had a total return of 10.73%. This compares to returns of 13.47% for the Russell 1000 Value Index and 15.25% for the Lipper Equity Income Funds Index.

         The Fund's subadvisers are Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and OFI Institutional Asset Management, Inc. (OFII). During the reporting period both underperformed the benchmark; however, these subadvisers were selected for their long-term track records and commitment to maintaining their investment discipline regardless of current market sentiment.

WHAT FACTORS DROVE PERFORMANCE IN THE GMO PORTION OF THE FUND DURING THE PERIOD?

         In constructing the GMO portion of the Fund, 80% of decisions are based on valuation and 20% are based on momentum. During the period, the valuation portion had a negative impact on relative performance, while the momentum portion had a positive impact.

         As has been the case for some time, GMO emphasizes high-quality companies because their valuations relative to lower-quality companies are historically attractive. While the business performance of most of the high-quality companies in the portfolio was solid, their stocks continued to lag lower-quality issues, although by less than in the previous reporting year.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The good news is that, as high-quality companies continue to underperform, their relative valuations become even more attractive. As such, we have increased our exposure, confident that the market will ultimately reward companies with sustainable profitability, consistent cash flow, and low debt. In fact, the recent problems in the credit markets could be one catalyst for the market to reward and validate our strategy ultimately.

WHAT WERE SOME INDIVIDUAL STOCKS AND SECTOR WEIGHTINGS THAT AFFECTED PERFORMANCE IN THE GMO PORTION OF THE FUND?

         Compared to the Russell 1000 Value Index, the GMO portion of the Fund was overweight in financials, and this detracted from performance, especially in July when the credit crunch punished all financial stocks. Key names were Citigroup Inc. and National City Corp., which we continue to hold and have confidence in. We were overweight in retail and health care, which detracted from relative performance, and underweight in construction and oil and gas, which helped performance.

         Among the high-quality names that detracted from performance in the GMO portion of the Fund were Pfizer, Inc., Lowe's Companies, Inc., Home Depot, Inc., and FedEx Corp., all blue chip companies that should do well when the market starts to reward higher quality. Holdings that helped performance during the reporting year included Exxon Mobil Corp., Verizon Communications, Inc., Merck & Co., Inc., AT&T, Inc., BellSouth Corp., Intel Corp., Hewlett-Packard Co., and Safeway, Inc.

WHAT'S YOUR OUTLOOK?

         As the financial markets conduct their long-overdue re-evaluation of risk, we expect investors to look increasingly to stocks of

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-33.

         BELLSOUTH CORP. WAS SOLD OUT OF THE FUND PRIOR TO JULY 31, 2007.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         companies  that have a  combination  of lower  valuations,  sustainable earnings, and little or no debt. We understand that it can be frustrating for investors to wait for fundamentals to reassert themselves, but the history of investing shows that eventually they must. We are confident that the GMO portion of the Fund is well-positioned for this environment.

WHAT  FACTORS  DROVE  PERFORMANCE  IN THE OFII  PORTION  OF THE FUND  DURING THE
PERIOD?

         As quantitative managers, we have developed models that apply valuation, momentum, and risk-based screens to determine which stocks we choose for the portfolio. The OFII team has a unique model for each sector comprised of the factors it has found to be most predictive for that sector. During the period, the normally reliable valuation factors were almost uniformly non-predictive. This was especially true in the financials sector, typically one of the OFII portion of the Fund's strongest performers, although this can be partially explained by the fallout--both real and psychological--from the problems in subprime lending.

         As we look at the period, it's clear that investors chose to look past normal valuation measures and invest based on other factors. For instance, your Fund has an expressed objective of providing income, yet the stocks in the Russell 1000 Value Index that did best were those that did not pay a dividend. In fact, they returned OVER FOUR TIMES AS MUCH AS STOCKS IN THE INDEX WITH THE HIGHEST DIVIDEND YIELD. The OFII team tends to tilt toward stocks that pay high dividends and those with attractive valuations, a combination that made the period difficult.

         In terms of what went well, choices among the largest component stocks in the index were solid in the OFII portion of the Fund, while those among lower-cap companies struggled. This was largely due to the presence of private-equity money that was looking for acquisitions; in effect, smaller companies with high

 . . . C O N T I N U E D
========================--------------------------------------------------------

         price-to-earnings  ratios  or even  negative  earnings  were  the  most
         attractive   takeover   targets  and  therefore   did  best,   and  the
         aforementioned yield bias was even more pronounced.

WHAT'S OFII'S OUTLOOK?

         We are already seeing a repricing of risk, and we are confident that a market shift away from the riskier, lower-quality assets will prove to benefit the portion of the Fund that OFII manages. Dividend yield is a long-term winner in terms of performance, so the fact that this portion of the Fund is tilted to the highest-yielding stocks and underweight in the lowest is a good value attribute. The most important thing that any money manager can do is remain disciplined and consistent. As quantitative managers, the OFII team knows from history that while the markets can turn a blind eye to fundamentals for a while, companies with attractive valuations and strong balance sheets usually prove to be winners.

         From both subadvisers, thank you for your continued investment in the Fund. We look forward to working on your behalf.

8

 F U N D
==============------------------------------------------------------------------
               RECOGNITION

USAA INCOME STOCK FUND

                         [LOGO OF LIPPER LEADER EXPENSE]

The Fund is listed as a Lipper Leader for Expense among 72 funds within the Lipper Equity Income Funds category for the overall period ended July 31, 2007. The Fund received a Lipper Leader rating for Expense among 72, 51, and 40 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of July 31, 2007.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND (Ticker Symbol: USISX)

OBJECTIVE
--------------------------------------------------------------------------------

         Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                          7/31/07                   7/31/06
--------------------------------------------------------------------------------
Net Assets                           $2,296.2 Million           $2,159.0 Million
Net Asset Value Per Share            $16.64 $16.11

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/07
--------------------------------------------------------------------------------

1 YEAR                               5 YEARS                            10 YEARS
10.73%                                10.75%                              6.40%

----------------
 EXPENSE RATIO*
----------------
     0.83%


                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 *THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2006, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS (ANA). THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    RUSSELL 1000        LIPPER EQUITY INCOME        USAA INCOME STOCK
                    VALUE INDEX              FUNDS INDEX                  FUND
                    ------------        --------------------        -----------------
 7/31/1997           $10,000.00              $10,000.00                $10,000.00
 8/31/1997             9,643.72                9,680.04                  9,889.53
 9/30/1997            10,226.60               10,171.12                 10,445.25
10/31/1997             9,940.84                9,872.66                 10,268.96
11/30/1997            10,380.37               10,199.96                 10,748.25
12/31/1997            10,683.39               10,435.30                 11,069.40
 1/31/1998            10,532.21               10,430.70                 10,888.21
 2/28/1998            11,241.26               10,994.06                 11,301.54
 3/31/1998            11,928.82               11,491.83                 11,845.70
 4/30/1998            12,008.59               11,485.71                 11,640.08
 5/31/1998            11,830.54               11,344.22                 11,640.08
 6/30/1998            11,982.15               11,436.46                 11,754.79
 7/31/1998            11,770.69               11,141.95                 11,328.18
 8/31/1998            10,019.01                9,798.09                 10,198.25
 9/30/1998            10,594.07               10,301.86                 10,807.86
10/31/1998            11,414.69               10,911.13                 11,050.46
11/30/1998            11,946.49               11,372.99                 11,596.32
12/31/1998            12,353.10               11,664.35                 11,965.74
 1/31/1999            12,451.75               11,649.30                 12,051.34
 2/28/1999            12,275.99               11,433.50                 11,635.57
 3/31/1999            12,530.04               11,674.78                 11,940.73
 4/30/1999            13,700.34               12,503.94                 12,819.99
 5/31/1999            13,549.76               12,328.96                 12,776.95
 6/30/1999            13,943.15               12,717.62                 13,265.05
 7/31/1999            13,534.94               12,396.47                 12,806.99
 8/31/1999            13,032.60               12,107.14                 12,547.02
 9/30/1999            12,577.17               11,678.63                 12,226.12
10/31/1999            13,301.08               12,071.92                 12,633.87
11/30/1999            13,197.05               12,004.26                 12,323.20
12/31/1999            13,260.77               12,152.79                 12,260.09
 1/31/2000            12,828.16               11,691.94                 11,909.41
 2/29/2000            11,875.09               11,033.71                 10,981.14
 3/31/2000            13,324.00               12,054.57                 12,370.93
 4/30/2000            13,168.95               11,963.15                 12,329.34
 5/31/2000            13,307.79               12,144.01                 12,731.31
 6/30/2000            12,699.58               11,882.68                 12,327.99
 7/31/2000            12,858.63               11,951.53                 12,314.02
 8/31/2000            13,574.10               12,652.47                 12,970.58
 9/30/2000            13,698.40               12,624.37                 12,884.47
10/31/2000            14,034.88               12,889.86                 13,174.17
11/30/2000            13,513.93               12,436.78                 12,891.71
12/31/2000            14,190.97               13,059.79                 13,587.00
 1/31/2001            14,245.55               13,167.77                 13,579.71
 2/28/2001            13,849.42               12,728.52                 13,251.52
 3/31/2001            13,360.02               12,262.88                 13,048.59
 4/30/2001            14,015.22               12,899.85                 13,679.74
 5/31/2001            14,330.05               13,123.83                 13,951.28
 6/30/2001            14,012.23               12,797.97                 13,423.24
 7/31/2001            13,982.44               12,784.06                 13,615.21
 8/31/2001            13,422.37               12,362.08                 13,216.50
 9/30/2001            12,477.69               11,510.47                 12,310.96
10/31/2001            12,370.30               11,569.54                 12,162.27
11/30/2001            13,089.46               12,166.65                 12,682.67
12/31/2001            13,397.75               12,380.44                 13,019.43
 1/31/2002            13,294.52               12,258.97                 12,895.66
 2/28/2002            13,315.87               12,277.00                 12,942.07
 3/31/2002            13,945.85               12,742.25                 13,499.54
 4/30/2002            13,467.56               12,308.03                 13,040.74
 5/31/2002            13,535.08               12,318.61                 13,141.83
 6/30/2002            12,757.93               11,545.68                 12,331.54
 7/31/2002            11,571.97               10,618.47                 11,167.89
 8/31/2002            11,659.35               10,696.96                 11,113.23
 9/30/2002            10,362.96                9,583.63                  9,849.68
10/31/2002            11,130.71               10,164.34                 10,281.34
11/30/2002            11,831.92               10,747.46                 10,901.36
12/31/2002            11,318.00               10,345.90                 10,545.60
 1/31/2003            11,044.00               10,057.98                 10,230.17
 2/28/2003            10,749.58                9,809.46                  9,991.47
 3/31/2003            10,767.42                9,823.53                  9,951.89
 4/30/2003            11,715.21               10,575.95                 10,611.92
 5/31/2003            12,471.44               11,210.99                 11,246.24
 6/30/2003            12,627.38               11,328.18                 11,353.81
 7/31/2003            12,815.40               11,454.57                 11,310.77
 8/31/2003            13,015.09               11,624.77                 11,508.75
 9/30/2003            12,888.11               11,546.73                 11,508.91
10/31/2003            13,676.84               12,121.95                 12,252.53
11/30/2003            13,862.39               12,273.12                 12,494.65
12/31/2003            14,716.85               13,017.78                 13,262.64
 1/31/2004            14,975.65               13,220.06                 13,584.00
 2/29/2004            15,296.61               13,470.34                 13,801.13
 3/31/2004            15,162.71               13,317.72                 13,677.35
 4/30/2004            14,792.14               13,094.30                 13,311.22
 5/31/2004            14,942.99               13,178.10                 13,328.66
 6/30/2004            15,296.07               13,479.48                 13,658.46
 7/31/2004            15,080.62               13,193.79                 13,395.97
 8/31/2004            15,295.08               13,328.10                 13,570.96
 9/30/2004            15,532.17               13,519.88                 13,723.25
10/31/2004            15,790.36               13,668.43                 13,714.46
11/30/2004            16,588.70               14,279.94                 14,444.14
12/31/2004            17,144.20               14,712.81                 14,857.05
 1/31/2005            16,839.88               14,446.93                 14,518.18
 2/28/2005            17,397.98               14,873.34                 15,017.57
 3/31/2005            17,159.25               14,643.75                 14,680.19
 4/30/2005            16,851.93               14,375.23                 14,312.29
 5/31/2005            17,257.60               14,714.03                 14,868.63
 6/30/2005            17,446.54               14,839.54                 15,152.02
 7/31/2005            17,951.31               15,316.46                 15,647.77
 8/31/2005            17,873.24               15,228.11                 15,449.47
 9/30/2005            18,124.18               15,347.94                 15,565.47
10/31/2005            17,663.87               15,046.57                 15,203.27
11/30/2005            18,244.53               15,493.46                 15,637.91
12/31/2005            18,353.51               15,566.82                 15,717.10
 1/31/2006            19,066.33               16,053.97                 16,327.17
 2/28/2006            19,182.71               16,126.48                 16,399.55
 3/31/2006            19,442.59               16,326.21                 16,548.90
 4/30/2006            19,936.67               16,686.96                 16,860.36
 5/31/2006            19,433.06               16,259.05                 16,330.88
 6/30/2006            19,557.37               16,316.45                 16,426.83
 7/31/2006            20,032.68               16,528.54                 16,802.30
 8/31/2006            20,367.98               16,846.15                 17,115.19
 9/30/2006            20,774.00               17,202.97                 17,529.21
10/31/2006            21,453.99               17,752.56                 18,031.84
11/30/2006            21,943.76               18,097.97                 18,314.57
12/31/2006            22,436.34               18,431.41                 18,704.65
 1/31/2007            22,723.27               18,679.18                 18,959.52
 2/28/2007            22,369.02               18,466.07                 18,538.44
 3/31/2007            22,714.85               18,673.19                 18,740.40
 4/30/2007            23,554.23               19,450.85                 19,441.49
 5/31/2007            24,403.81               20,144.34                 20,120.33
 6/30/2007            23,833.59               19,808.94                 19,632.81
 7/31/2007            22,731.44               19,048.78                 18,604.80

                                   [END CHART]

                 DATA FROM 7/31/97 THROUGH 7/31/07.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Income Stock Fund to the following benchmarks:

         o The unmanaged Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

         o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
              TOP 10 EQUITY HOLDINGS
                (% of Net Assets)
------------------------------------------------

Exxon Mobil Corp.                           7.1%

Citigroup, Inc.                             4.3%

Pfizer, Inc.                                3.6%

AT&T, Inc.                                  3.4%

Bank of America Corp.                       3.4%

Verizon Communications, Inc.                3.3%

Chevron Corp.                               3.0%

General Electric Co.                        2.9%

American International Group, Inc.          2.0%

ConocoPhillips                              2.0%
------------------------------------------------

           YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-33.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   SECTOR ASSET ALLOCATION
                           7/31/2007

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                              31.8%
Energy                                                  14.1%
Consumer Discretionary                                  10.2%
Health Care                                              9.0%
Consumer Staples                                         7.8%
Industrials                                              7.8%
Telecommunication Services                               7.3%
Information Technology                                   4.2%
Materials                                                3.4%
Utilities                                                3.1%
Short-Term Investments*                                  7.2%

                          [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INCOME STOCK FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2007, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2008.

         64.68% of ordinary income distributions qualify for the dividends received deductions eligible to corporations.

         For the fiscal year ended July 31, 2007, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $81,964,000 as long-term capital gains for the fiscal year ended July 31, 2007.

         For the fiscal year ended July 31, 2007,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $970,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Stock Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Stock Fund at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2007

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
July 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.7%)

              CONSUMER DISCRETIONARY (10.2%)
              ------------------------------
              ADVERTISING (0.0%)
     4,400    Omnicom Group, Inc.                                                                      $      228
                                                                                                       ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
     8,400    Coach, Inc.*                                                                                    382
    13,800    Columbia Sportswear Co.                                                                         865
    48,000    Jones Apparel Group, Inc.                                                                     1,198
    57,300    Liz Claiborne, Inc.                                                                           2,014
    48,100    VF Corp.                                                                                      4,126
                                                                                                       ----------
                                                                                                            8,585
                                                                                                       ----------
              APPAREL RETAIL (0.4%)
     7,700    Abercrombie & Fitch Co. "A"                                                                     538
    25,400    Foot Locker, Inc.                                                                               471
   351,600    Gap, Inc.                                                                                     6,048
    13,300    Men's Wearhouse, Inc.                                                                           657
    15,400    Ross Stores, Inc.                                                                               446
    50,300    TJX Companies, Inc.                                                                           1,396
                                                                                                       ----------
                                                                                                            9,556
                                                                                                       ----------
              AUTO PARTS & EQUIPMENT (0.2%)
    66,200    Autoliv, Inc.                                                                                 3,703
     7,200    BorgWarner, Inc.                                                                                622
     2,200    Johnson Controls, Inc.                                                                          249
    11,800    TRW Automotive Holdings Corp.*                                                                  388
                                                                                                       ----------
                                                                                                            4,962
                                                                                                       ----------
              AUTOMOBILE MANUFACTURERS (0.5%)
   690,100    Ford Motor Co.*(a)                                                                            5,873
   155,700    General Motors Corp.(a)                                                                       5,045
    12,100    Thor Industries, Inc.                                                                           496
                                                                                                       ----------
                                                                                                           11,414
                                                                                                       ----------
              AUTOMOTIVE RETAIL (0.2%)
     2,900    Advance Auto Parts, Inc.                                                                        101
   108,200    AutoNation, Inc.*                                                                             2,108
     8,500    AutoZone, Inc.*(a)                                                                            1,078
     6,500    O'Reilly Automotive, Inc.*                                                                      216
    26,900    Penske Automotive Group, Inc.(a)                                                                524
                                                                                                       ----------
                                                                                                            4,027
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              BROADCASTING & CABLE TV (0.7%)
   425,300    CBS Corp. "B"                                                                            $   13,491
    33,350    Comcast Corp. "A"*                                                                              876
    42,600    Liberty Global, Inc. "A"*                                                                     1,786
                                                                                                       ----------
                                                                                                           16,153
                                                                                                       ----------
              CATALOG RETAIL (0.1%)
    87,100    Liberty Media Corp. Interactive "A"*                                                          1,825
                                                                                                       ----------
              COMPUTER & ELECTRONICS RETAIL (0.4%)
   347,700    RadioShack Corp.(a)                                                                           8,738
                                                                                                       ----------
              DEPARTMENT STORES (0.4%)
    20,500    Kohl's Corp.*                                                                                 1,246
    60,300    Sears Holdings Corp.*                                                                         8,249
                                                                                                       ----------
                                                                                                            9,495
                                                                                                       ----------
              DISTRIBUTORS (0.2%)
   111,400    Genuine Parts Co.                                                                             5,300
                                                                                                       ----------
              EDUCATIONAL SERVICES (0.1%)
    24,500    Career Education Corp.*                                                                         727
     7,000    ITT Educational Services, Inc.*                                                                 740
                                                                                                       ----------
                                                                                                            1,467
                                                                                                       ----------
              FOOTWEAR (0.0%)
    13,400    NIKE, Inc. "B"                                                                                  756
                                                                                                       ----------
              GENERAL MERCHANDISE STORES (0.4%)
     5,000    Big Lots, Inc.*                                                                                 130
    55,600    Dollar Tree Stores, Inc.*                                                                     2,127
    56,200    Family Dollar Stores, Inc.(a)                                                                 1,665
    81,200    Target Corp.                                                                                  4,918
                                                                                                       ----------
                                                                                                            8,840
                                                                                                       ----------
              HOME FURNISHINGS (0.1%)
    48,000    Leggett & Platt, Inc.(a)                                                                        995
     9,200    Mohawk Industries, Inc.*                                                                        828
                                                                                                       ----------
                                                                                                            1,823
                                                                                                       ----------
              HOME IMPROVEMENT RETAIL (1.4%)
   633,800    Home Depot, Inc.                                                                             23,559
   292,300    Lowe's Companies, Inc.                                                                        8,187

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    24,900    Sherwin-Williams Co.                                                                     $    1,735
                                                                                                       ----------
                                                                                                           33,481
                                                                                                       ----------
              HOMEBUILDING (0.3%)
    33,000    Centex Corp.                                                                                  1,231
    75,166    D.R. Horton, Inc.(a)                                                                          1,227
    26,100    KB Home                                                                                         830
    42,800    Lennar Corp. "A"                                                                              1,312
    15,963    M.D.C. Holdings, Inc.                                                                           734
    19,000    Pulte Homes, Inc.                                                                               368
    30,200    Toll Brothers, Inc.*                                                                            662
                                                                                                       ----------
                                                                                                            6,364
                                                                                                       ----------
              HOMEFURNISHING RETAIL (0.1%)
    27,300    Bed Bath & Beyond, Inc.*                                                                        945
    10,400    Rent-A-Center, Inc.*                                                                            202
     3,700    Williams-Sonoma, Inc.                                                                           114
                                                                                                       ----------
                                                                                                            1,261
                                                                                                       ----------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
    81,200    Carnival Corp.(a)                                                                             3,598
                                                                                                       ----------
              HOUSEHOLD APPLIANCES (0.1%)
     6,700    Black & Decker Corp.                                                                            580
     7,900    Snap-On, Inc.                                                                                   414
    12,400    Stanley Works                                                                                   686
                                                                                                       ----------
                                                                                                            1,680
                                                                                                       ----------
              HOUSEWARES & SPECIALTIES (0.2%)
   186,400    Newell Rubbermaid, Inc.                                                                       4,930
                                                                                                       ----------
              INTERNET RETAIL (0.3%)
   252,800    IAC/InterActiveCorp*                                                                          7,265
                                                                                                       ----------
              LEISURE PRODUCTS (0.2%)
    27,400    Brunswick Corp.                                                                                 766
    18,700    Hasbro, Inc.                                                                                    524
   186,000    Mattel, Inc.                                                                                  4,261
                                                                                                       ----------
                                                                                                            5,551
                                                                                                       ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    25,400    Harley-Davidson, Inc.                                                                         1,456
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (1.7%)
    40,300    Dreamworks Animation SKG, Inc. "A"*                                                      $    1,249
   477,200    News Corp. "A"                                                                               10,079
    59,300    Regal Entertainment Group "A"(a)                                                              1,269
 1,312,300    Time Warner, Inc.                                                                            25,275
    52,800    Walt Disney Co.                                                                               1,742
                                                                                                       ----------
                                                                                                           39,614
                                                                                                       ----------
              PHOTOGRAPHIC PRODUCTS (0.1%)
    53,700    Eastman Kodak Co.(a)                                                                          1,356
                                                                                                       ----------
              PUBLISHING (0.4%)
   120,600    Gannett Co., Inc.                                                                             6,018
     7,000    McGraw-Hill Companies, Inc.                                                                     423
    41,000    New York Times Co. "A"(a)                                                                       937
    61,400    Tribune Co.                                                                                   1,717
                                                                                                       ----------
                                                                                                            9,095
                                                                                                       ----------
              RESTAURANTS (0.8%)
    36,000    Brinker International, Inc.                                                                     970
     8,200    Darden Restaurants, Inc.                                                                        349
    11,800    Jack in the Box, Inc.*                                                                          755
   334,100    McDonald's Corp.                                                                             15,993
                                                                                                       ----------
                                                                                                           18,067
                                                                                                       ----------
              SPECIALTY STORES (0.3%)
   191,200    OfficeMax, Inc.                                                                               6,287
    58,400    Staples, Inc.                                                                                 1,344
    10,400    Tiffany & Co.                                                                                   502
                                                                                                       ----------
                                                                                                            8,133
                                                                                                       ----------
              Total Consumer Discretionary                                                                235,020
                                                                                                       ----------
              CONSUMER STAPLES (7.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
    94,800    Archer-Daniels-Midland Co.                                                                    3,185
                                                                                                       ----------
              BREWERS (0.1%)
    44,500    Anheuser-Busch Companies, Inc.                                                                2,170
                                                                                                       ----------
              DISTILLERS & VINTNERS (0.3%)
   267,900    Constellation Brands, Inc. "A"*                                                               5,875
                                                                                                       ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              DRUG RETAIL (0.2%)
   167,700    Rite Aid Corp.*(a)                                                                       $      924
    59,500    Walgreen Co.                                                                                  2,629
                                                                                                       ----------
                                                                                                            3,553
                                                                                                       ----------
              FOOD RETAIL (1.0%)
   584,800    Kroger Co.                                                                                   15,181
   184,600    Safeway, Inc.                                                                                 5,883
    54,342    SUPERVALU, Inc.                                                                               2,265
                                                                                                       ----------
                                                                                                           23,329
                                                                                                       ----------
              HOUSEHOLD PRODUCTS (1.1%)
   146,800    Clorox Co.                                                                                    8,876
     1,500    Energizer Holdings, Inc.*                                                                       151
   101,600    Kimberly-Clark Corp.                                                                          6,835
   151,700    Procter & Gamble Co.                                                                          9,384
                                                                                                       ----------
                                                                                                           25,246
                                                                                                       ----------
              HYPERMARKETS & SUPER CENTERS (1.1%)
    33,000    BJ's Wholesale Club, Inc.*                                                                    1,121
    10,600    Costco Wholesale Corp.                                                                          634
   506,400    Wal-Mart Stores, Inc.                                                                        23,269
                                                                                                       ----------
                                                                                                           25,024
                                                                                                       ----------
              PACKAGED FOODS & MEAT (1.4%)
    20,200    Campbell Soup Co.                                                                               744
   319,000    ConAgra Foods, Inc.                                                                           8,086
    12,200    Dean Foods Co.                                                                                  351
    32,700    General Mills, Inc.                                                                           1,819
    32,100    H.J. Heinz Co.                                                                                1,405
    63,282    Hormel Foods Corp.                                                                            2,178
    19,100    J.M. Smucker Co.                                                                              1,066
    22,900    Kellogg Co.                                                                                   1,186
   270,579    Kraft Foods, Inc. "A"                                                                         8,861
    26,600    McCormick & Co., Inc.                                                                           909
   194,300    Sara Lee Corp.                                                                                3,080
     3,800    Smithfield Foods, Inc.*                                                                         118
   124,400    Tyson Foods, Inc. "A"                                                                         2,650
                                                                                                       ----------
                                                                                                           32,453
                                                                                                       ----------
              PERSONAL PRODUCTS (0.0%)
    18,900    Alberto-Culver Co. "B"                                                                          445
    11,000    Estee Lauder Companies, Inc. "A"                                                                495
                                                                                                       ----------
                                                                                                              940
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              SOFT DRINKS (0.6%)
   219,200    Coca-Cola Co.                                                                            $   11,422
    63,000    Coca-Cola Enterprises, Inc.                                                                   1,428
    45,300    Pepsi Bottling Group, Inc.                                                                    1,516
    13,200    PepsiAmericas, Inc.                                                                             365
                                                                                                       ----------
                                                                                                           14,731
                                                                                                       ----------
              TOBACCO (1.9%)
   491,100    Altria Group, Inc.                                                                           32,643
   204,500    UST, Inc.(a)                                                                                 10,951
                                                                                                       ----------
                                                                                                           43,594
                                                                                                       ----------
              Total Consumer Staples                                                                      180,100
                                                                                                       ----------
              ENERGY (14.1%)
              --------------
              INTEGRATED OIL & GAS (12.7%)
   815,401    Chevron Corp.                                                                                69,521
   578,377    ConocoPhillips                                                                               46,756
 1,903,000    Exxon Mobil Corp.                                                                           162,002
   174,000    Marathon Oil Corp.                                                                            9,605
    68,300    Occidental Petroleum Corp.                                                                    3,874
                                                                                                       ----------
                                                                                                          291,758
                                                                                                       ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
   100,000    Tidewater, Inc.                                                                               6,842
                                                                                                       ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   113,400    Anadarko Petroleum Corp.                                                                      5,707
    46,800    Apache Corp.                                                                                  3,783
    67,600    Devon Energy Corp.                                                                            5,044
                                                                                                       ----------
                                                                                                           14,534
                                                                                                       ----------
              OIL & GAS REFINING & MARKETING (0.5%)
     4,100    Sunoco, Inc.                                                                                    274
     4,100    Tesoro Corp.                                                                                    204
   149,100    Valero Energy Corp.                                                                           9,991
                                                                                                       ----------
                                                                                                           10,469
                                                                                                       ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)
     7,700    Overseas Shipholding Group, Inc.                                                                598
                                                                                                       ----------
              Total Energy                                                                                324,201
                                                                                                       ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              FINANCIALS (31.8%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
   174,515    American Capital Strategies Ltd.(a)                                                      $    6,626
   125,240    Bank New York Mellon Corp.                                                                    5,329
                                                                                                       ----------
                                                                                                           11,955
                                                                                                       ----------
              CONSUMER FINANCE (0.2%)
    13,600    AmeriCredit Corp.*                                                                              277
   209,865    Discover Financial Services*                                                                  4,837
                                                                                                       ----------
                                                                                                            5,114
                                                                                                       ----------
              DIVERSIFIED BANKS (3.0%)
    78,100    Comerica, Inc.                                                                                4,113
   948,349    U.S. Bancorp                                                                                 28,403
   352,968    Wachovia Corp.                                                                               16,663
   583,800    Wells Fargo & Co.                                                                            19,715
                                                                                                       ----------
                                                                                                           68,894
                                                                                                       ----------
              INSURANCE BROKERS (0.0%)
     2,800    Aon Corp.                                                                                       112
       700    Brown & Brown, Inc.                                                                              18
     3,800    Marsh & McLennan Companies, Inc.                                                                105
                                                                                                       ----------
                                                                                                              235
                                                                                                       ----------
              INVESTMENT BANKING & BROKERAGE (3.9%)
   535,300    E*TRADE Financial Corp.*                                                                      9,914
   150,300    Goldman Sachs Group, Inc.                                                                    28,307
   243,300    Lehman Brothers Holdings, Inc.                                                               15,085
   136,700    Merrill Lynch & Co., Inc.                                                                    10,143
   412,531    Morgan Stanley                                                                               26,348
                                                                                                       ----------
                                                                                                           89,797
                                                                                                       ----------
              LIFE & HEALTH INSURANCE (0.9%)
    61,400    AFLAC, Inc.                                                                                   3,200
     7,035    Lincoln National Corp.                                                                          424
    70,100    MetLife, Inc.                                                                                 4,222
    26,800    Nationwide Financial Services, Inc. "A"                                                       1,525
    18,500    Principal Financial Group, Inc.                                                               1,043
    20,000    Protective Life Corp.                                                                           860
    25,700    Prudential Financial, Inc.                                                                    2,278
    21,700    StanCorp Financial Group, Inc.                                                                1,019
    30,000    Torchmark Corp.                                                                               1,846
   124,800    Unum Group                                                                                    3,033
                                                                                                       ----------
                                                                                                           19,450
                                                                                                       ----------

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (3.1%)
   312,500    American Financial Group, Inc.                                                           $    8,778
   719,900    American International Group, Inc.                                                           46,203
    37,800    Hartford Financial Services Group, Inc.                                                       3,473
   208,423    HCC Insurance Holdings, Inc.                                                                  6,102
   125,100    Loews Corp.                                                                                   5,930
                                                                                                       ----------
                                                                                                           70,486
                                                                                                       ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (9.6%)
 1,665,683    Bank of America Corp.                                                                        78,987
 2,128,100    Citigroup, Inc.                                                                              99,106
   980,200    JPMorgan Chase & Co.                                                                         43,138
                                                                                                       ----------
                                                                                                          221,231
                                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (3.5%)
    19,200    ACE Ltd.                                                                                      1,108
   270,900    Allstate Corp.                                                                               14,398
    25,800    Ambac Financial Group, Inc.                                                                   1,733
   116,400    Chubb Corp.                                                                                   5,868
     9,000    Cincinnati Financial Corp.                                                                      353
     4,900    CNA Financial Corp.                                                                             203
    35,500    Commerce Group, Inc.                                                                          1,020
    27,200    First American Corp.                                                                          1,259
     1,700    Markel Corp.*                                                                                   791
   216,600    MBIA, Inc.(a)                                                                                12,151
    16,000    Mercury General Corp.                                                                           829
    86,875    Old Republic International Corp.                                                              1,595
   174,700    Philadelphia Consolidated Holding Corp.*                                                      6,314
    78,300    Progressive Corp.                                                                             1,643
   175,200    Safeco Corp.                                                                                 10,244
   228,400    Travelers Companies, Inc.                                                                    11,598
   297,450    W.R. Berkley Corp.                                                                            8,751
     8,300    XL Capital Ltd. "A"                                                                             646
                                                                                                       ----------
                                                                                                           80,504
                                                                                                       ----------
              REGIONAL BANKS (2.4%)
    19,100    Associated Banc Corp.                                                                           549
    17,400    BancorpSouth, Inc.                                                                              406
   279,600    BB&T Corp.                                                                                   10,463
     7,900    City National Corp.                                                                             559
    26,400    Commerce Bancshares, Inc.                                                                     1,174
   188,700    Fifth Third Bancorp                                                                           6,961
    60,900    First Horizon National Corp.(a)                                                               1,932

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    31,900    Firstmerit Corp.                                                                         $      585
   342,900    Huntington Bancshares, Inc.(a)                                                                6,584
   192,200    KeyCorp(a)                                                                                    6,667
   271,046    National City Corp.                                                                           7,966
    38,800    PNC Financial Services Group, Inc.                                                            2,586
    46,800    Popular, Inc.(a)                                                                                617
    19,931    Regions Financial Corp.                                                                         599
    25,700    SunTrust Banks, Inc.                                                                          2,012
    35,500    Synovus Financial Corp.                                                                         993
    43,800    TCF Financial Corp.                                                                           1,077
    14,200    Trustmark Corp.                                                                                 356
    41,500    UnionBanCal Corp.                                                                             2,293
                                                                                                       ----------
                                                                                                           54,379
                                                                                                       ----------
              REINSURANCE (0.0%)
    13,100    Reinsurance Group of America, Inc.                                                              698
     3,700    Transatlantic Holdings, Inc.                                                                    271
                                                                                                       ----------
                                                                                                              969
                                                                                                       ----------
              REITs - DIVERSIFIED (0.2%)
    38,500    Vornado Realty Trust                                                                          4,121
                                                                                                       ----------
              REITs - MORTGAGE (0.5%)
    76,400    Annaly Capital Management, Inc.                                                               1,104
   241,800    iStar Financial, Inc.(a)                                                                      8,785
    84,600    Thornburg Mortgage, Inc.(a)                                                                   2,150
                                                                                                       ----------
                                                                                                           12,039
                                                                                                       ----------
              REITs - OFFICE (0.4%)
    39,600    Boston Properties, Inc.                                                                       3,742
   183,400    Brandywine Realty Trust                                                                       4,424
    58,100    HRPT Properties Trust                                                                           543
                                                                                                       ----------
                                                                                                            8,709
                                                                                                       ----------
              REITs - Residential (0.1%)
    38,000    Apartment Investment and Management Co. "A"                                                   1,606
                                                                                                       ----------
              REITs - RETAIL (0.5%)
   116,300    CBL & Associates Properties, Inc.(a)                                                          3,709
   158,400    General Growth Properties, Inc.                                                               7,600
                                                                                                       ----------
                                                                                                           11,309
                                                                                                       ----------

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              REITs - SPECIALIZED (0.3%)
    72,400    Hospitality Properties Trust                                                             $    2,777
   166,600    Host Marriott Corp.                                                                           3,519
    15,300    Plum Creek Timber Co., Inc.                                                                     594
                                                                                                       ----------
                                                                                                            6,890
                                                                                                       ----------
              SPECIALIZED FINANCE (0.4%)
   215,000    CIT Group, Inc.                                                                               8,854
                                                                                                       ----------
              THRIFTS & MORTGAGE FINANCE (2.3%)
    55,950    Astoria Financial Corp.                                                                       1,318
    98,900    Countrywide Financial Corp.                                                                   2,786
     5,100    Downey Financial Corp.                                                                          271
   285,400    Fannie Mae(b),(+)                                                                            17,078
   159,700    Freddie Mac(b),(+)                                                                            9,146
    17,400    MGIC Investment Corp.(a)                                                                        673
    41,800    New York Community Bancorp, Inc.(a)                                                             678
    21,900    PMI Group, Inc.                                                                                 746
    17,200    Radian Group, Inc.                                                                              580
   308,100    Sovereign Bancorp, Inc.(a)                                                                    5,897
     6,700    Washington Federal, Inc.                                                                        151
   341,312    Washington Mutual, Inc.(a)                                                                   12,810
    15,000    Webster Financial Corp.                                                                         652
                                                                                                       ----------
                                                                                                           52,786
                                                                                                       ----------
              Total Financials                                                                            729,328
                                                                                                       ----------
              HEALTH CARE (9.0%)
              ------------------
              BIOTECHNOLOGY (0.0%)
    12,400    Amgen, Inc.*                                                                                    666
                                                                                                       ----------
              HEALTH CARE DISTRIBUTORS (1.5%)
   290,900    AmerisourceBergen Corp.(a)                                                                   13,704
    55,700    Cardinal Health, Inc.                                                                         3,661
   306,700    McKesson Corp.                                                                               17,715
                                                                                                       ----------
                                                                                                           35,080
                                                                                                       ----------
              HEALTH CARE EQUIPMENT (0.2%)
     9,200    Beckman Coulter, Inc.                                                                           652
     5,300    IDEXX Laboratories, Inc.*                                                                       531
     7,100    Medtronic, Inc.                                                                                 360

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    28,800    Stryker Corp.                                                                            $    1,798
    19,600    Zimmer Holdings, Inc.*                                                                        1,524
                                                                                                       ----------
                                                                                                            4,865
                                                                                                       ----------
              HEALTH CARE FACILITIES (0.1%)
   270,300    Health Management Associates, Inc. "A"                                                        2,179
    11,900    Universal Health Services, Inc. "B"                                                             624
                                                                                                       ----------
                                                                                                            2,803
                                                                                                       ----------
              HEALTH CARE SERVICES (0.1%)
    24,800    Express Scripts, Inc.*                                                                        1,243
    11,100    Lincare Holdings, Inc.*                                                                         396
     1,600    Medco Health Solutions, Inc.*                                                                   130
    11,500    Quest Diagnostics, Inc.                                                                         638
                                                                                                       ----------
                                                                                                            2,407
                                                                                                       ----------
              HEALTH CARE SUPPLIES (0.1%)
    34,450    Covidien Ltd.*                                                                                1,411
                                                                                                       ----------
              MANAGED HEALTH CARE (0.9%)
    89,800    Aetna, Inc.                                                                                   4,317
    34,500    CIGNA Corp.                                                                                   1,782
   112,100    Coventry Health Care, Inc.*                                                                   6,256
    91,600    UnitedHealth Group, Inc.                                                                      4,436
    37,169    WellPoint, Inc.*                                                                              2,792
                                                                                                       ----------
                                                                                                           19,583
                                                                                                       ----------
              PHARMACEUTICALS (6.1%)
    27,500    Abbott Laboratories                                                                           1,394
   117,700    Bristol-Myers Squibb Co.                                                                      3,344
    42,600    Forest Laboratories, Inc.*                                                                    1,713
   173,000    Johnson & Johnson                                                                            10,466
   569,400    King Pharmaceuticals, Inc.*                                                                   9,685
   584,700    Merck & Co., Inc.                                                                            29,030
 3,477,100    Pfizer, Inc.                                                                                 81,747
     8,700    Watson Pharmaceuticals, Inc.*                                                                   265
    23,300    Wyeth                                                                                         1,131
                                                                                                       ----------
                                                                                                          138,775
                                                                                                       ----------
              Total Health Care                                                                           205,590
                                                                                                       ----------

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              INDUSTRIALS (7.8%)
              ------------------
              AEROSPACE & DEFENSE (0.9%)
     2,900    Alliant Techsystems Inc.*                                                                $      288
    51,200    General Dynamics Corp.                                                                        4,022
   173,800    Honeywell International, Inc.                                                                 9,995
     1,200    L-3 Communications Holdings, Inc.                                                               117
    46,200    Northrop Grumman Corp.                                                                        3,516
    57,700    Raytheon Co.                                                                                  3,194
                                                                                                       ----------
                                                                                                           21,132
                                                                                                       ----------
              AIR FREIGHT & LOGISTICS (0.1%)
    23,800    FedEx Corp.                                                                                   2,636
                                                                                                       ----------
              BUILDING PRODUCTS (0.2%)
    21,500    American Standard Companies, Inc.                                                             1,162
   132,500    Masco Corp.(a)                                                                                3,605
                                                                                                       ----------
                                                                                                            4,767
                                                                                                       ----------
              COMMERCIAL PRINTING (0.3%)
    23,100    Deluxe Corp.                                                                                    872
   163,600    R.R. Donnelley & Sons Co.                                                                     6,914
                                                                                                       ----------
                                                                                                            7,786
                                                                                                       ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.2%)
   222,600    Agco Corp.*                                                                                   8,554
     1,100    Cummins, Inc.                                                                                   131
   129,900    Deere & Co.                                                                                  15,643
    47,800    PACCAR, Inc.                                                                                  3,911
                                                                                                       ----------
                                                                                                           28,239
                                                                                                       ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
    27,800    Avis Budget Group, Inc.*                                                                        714
     8,300    Cintas Corp.                                                                                    303
                                                                                                       ----------
                                                                                                            1,017
                                                                                                       ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    34,450    Tyco Electronics Ltd.*                                                                        1,234
                                                                                                       ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   275,700    Waste Management, Inc.                                                                       10,485
                                                                                                       ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    13,100    Manpower, Inc.                                                                                1,036
                                                                                                       ----------

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              INDUSTRIAL CONGLOMERATES (3.0%)
     9,800    Carlisle Companies, Inc.                                                                 $      444
 1,702,300    General Electric Co.                                                                         65,981
     2,900    Teleflex, Inc.                                                                                  222
    34,450    Tyco International Ltd.                                                                       1,629
                                                                                                       ----------
                                                                                                           68,276
                                                                                                       ----------
              INDUSTRIAL MACHINERY (0.7%)
    14,000    Crane Co.                                                                                       642
     8,400    Danaher Corp.                                                                                   627
    82,100    Eaton Corp.                                                                                   7,978
    27,700    Ingersoll-Rand Co. Ltd. "A"                                                                   1,394
    47,300    ITT Corp.                                                                                     2,974
    13,000    Pall Corp.                                                                                      540
     6,100    Parker-Hannifin Corp.                                                                           602
     9,000    SPX Corp.                                                                                       845
                                                                                                       ----------
                                                                                                           15,602
                                                                                                       ----------
              OFFICE SERVICES & SUPPLIES (0.2%)
   109,100    Pitney Bowes, Inc.                                                                            5,029
                                                                                                       ----------
              RAILROADS (0.4%)
    78,000    CSX Corp.                                                                                     3,698
   106,600    Norfolk Southern Corp.                                                                        5,733
                                                                                                       ----------
                                                                                                            9,431
                                                                                                       ----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
    10,300    W.W. Grainger, Inc.                                                                             900
                                                                                                       ----------
              TRUCKING (0.0%)
     7,900    Ryder System, Inc.                                                                              429
                                                                                                       ----------
              Total Industrials                                                                           177,999
                                                                                                       ----------
              INFORMATION TECHNOLOGY (4.2%)
              -----------------------------
              APPLICATION SOFTWARE (0.0%)
     7,100    FactSet Research Systems, Inc.                                                                  468
                                                                                                       ----------
              COMMUNICATIONS EQUIPMENT (0.2%)
   127,300    Cisco Systems, Inc.*                                                                          3,680
     8,300    Polycom, Inc.*                                                                                  257
                                                                                                       ----------
                                                                                                            3,937
                                                                                                       ----------

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              COMPUTER HARDWARE (1.4%)
   170,400    Dell, Inc.*                                                                              $    4,766
    18,700    Diebold, Inc.                                                                                   948
   100,400    Hewlett-Packard Co.                                                                           4,621
   101,100    International Business Machines Corp.                                                        11,187
 1,968,000    Sun Microsystems, Inc.*                                                                      10,037
                                                                                                       ----------
                                                                                                           31,559
                                                                                                       ----------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
    28,700    EMC Corp.*                                                                                      531
   128,160    Lexmark International, Inc. "A"*                                                              5,068
    89,100    Western Digital Corp.*                                                                        1,902
                                                                                                       ----------
                                                                                                            7,501
                                                                                                       ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    10,400    Affiliated Computer Services, Inc. "A"*                                                         558
   139,200    Computer Sciences Corp.*                                                                      7,751
    40,400    Convergys Corp.*                                                                                769
    39,000    First Data Corp.                                                                              1,240
    19,500    Fiserv, Inc.*                                                                                   964
                                                                                                       ----------
                                                                                                           11,282
                                                                                                       ----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)
     3,900    Molex, Inc.                                                                                     110
                                                                                                       ----------
              INTERNET SOFTWARE & SERVICES (0.0%)
    10,500    VeriSign, Inc.*                                                                                 312
                                                                                                       ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
     4,700    KLA-Tencor Corp.                                                                                267
    21,600    Novellus Systems, Inc.*                                                                         616
   423,900    Teradyne, Inc.*                                                                               6,651
                                                                                                       ----------
                                                                                                            7,534
                                                                                                       ----------
              SEMICONDUCTORS (0.7%)
   239,013    Integrated Device Technology, Inc.*                                                           3,889
   514,400    Intel Corp.                                                                                  12,150
                                                                                                       ----------
                                                                                                           16,039
                                                                                                       ----------
              SYSTEMS SOFTWARE (0.6%)
   405,200    Microsoft Corp.                                                                              11,747
     9,400    Sybase, Inc.*                                                                                   223
    68,700    Symantec Corp.*                                                                               1,319
                                                                                                       ----------
                                                                                                           13,289
                                                                                                       ----------

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.2%)
    44,900    Arrow Electronics, Inc.*                                                                 $    1,716
    11,200    CDW Corp.*                                                                                      943
    65,500    Ingram Micro, Inc. "A"*                                                                       1,313
    24,800    Tech Data Corp.*                                                                                929
                                                                                                       ----------
                                                                                                            4,901
                                                                                                       ----------
              Total Information Technology                                                                 96,932
                                                                                                       ----------
              MATERIALS (3.4%)
              ----------------
              ALUMINUM (0.0%)
     7,900    Alcoa, Inc.                                                                                     302
                                                                                                       ----------
              COMMODITY CHEMICALS (0.0%)
    12,600    Lyondell Chemical Co.                                                                           566
                                                                                                       ----------
              DIVERSIFIED CHEMICALS (0.9%)
     3,700    Ashland, Inc.                                                                                   226
     5,300    Cabot Corp.                                                                                     214
   304,600    Dow Chemical Co.                                                                             13,244
    62,700    E.I. du Pont de Nemours & Co.                                                                 2,930
    15,900    Eastman Chemical Co.                                                                          1,094
    16,200    Huntsman Corp.                                                                                  413
    39,600    PPG Industries, Inc.                                                                          3,020
                                                                                                       ----------
                                                                                                           21,141
                                                                                                       ----------
              DIVERSIFIED METALS & MINING (0.2%)
    42,680    Freeport-McMoRan Copper & Gold, Inc. "B"                                                      4,011
                                                                                                       ----------
              FOREST PRODUCTS (0.1%)
    20,000    Weyerhaeuser Co.                                                                              1,425
                                                                                                       ----------
              METAL & GLASS CONTAINERS (0.0%)
    12,700    AptarGroup, Inc.                                                                                462
                                                                                                       ----------
              PAPER PACKAGING (0.4%)
   283,300    Bemis Co., Inc.                                                                               8,349
    11,200    Sealed Air Corp.                                                                                305
    29,200    Sonoco Products Co.                                                                           1,071
                                                                                                       ----------
                                                                                                            9,725
                                                                                                       ----------

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              PAPER PRODUCTS (0.3%)
   112,200    International Paper Co.(a)                                                               $    4,159
   110,600    MeadWestVaco Corp.                                                                            3,599
                                                                                                       ----------
                                                                                                            7,758
                                                                                                       ----------
              SPECIALTY CHEMICALS (0.6%)
     5,500    Albemarle Corp.                                                                                 221
   106,400    International Flavors & Fragrances, Inc.                                                      5,332
     8,200    Lubrizol Corp.                                                                                  514
   176,200    RPM International, Inc.(a)                                                                    4,142
   102,300    Valspar Corp.                                                                                 2,822
                                                                                                       ----------
                                                                                                           13,031
                                                                                                       ----------
              STEEL (0.9%)
   140,763    Nucor Corp.                                                                                   7,066
    42,200    Reliance Steel & Aluminum Co.                                                                 2,217
   101,500    United States Steel Corp.                                                                     9,977
                                                                                                       ----------
                                                                                                           19,260
                                                                                                       ----------
              Total Materials                                                                              77,681
                                                                                                       ----------
              TELECOMMUNICATION SERVICES (7.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (7.1%)
 1,994,370    AT&T, Inc.(a)                                                                                78,099
   181,900    CenturyTel, Inc.                                                                              8,344
 1,769,188    Verizon Communications, Inc.                                                                 75,403
                                                                                                       ----------
                                                                                                          161,846
                                                                                                       ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    84,300    Telephone & Data Systems, Inc.                                                                5,598
                                                                                                       ----------
              Total Telecommunication Services                                                            167,444
                                                                                                       ----------
              UTILITIES (3.1%)
              ----------------
              ELECTRIC UTILITIES (1.3%)
    50,800    American Electric Power Co., Inc.                                                             2,209
    15,800    Edison International                                                                            836
    49,900    Entergy Corp.                                                                                 4,988
     4,800    Exelon Corp.                                                                                    337
   154,700    FirstEnergy Corp.                                                                             9,398
    21,500    Great Plains Energy, Inc.                                                                       597
    58,600    Pinnacle West Capital Corp.                                                                   2,196
    33,900    PPL Corp.                                                                                     1,598

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JULY 31, 2007

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
   159,300    Progress Energy, Inc.                                                                    $    6,955
    43,100    Southern Co.                                                                                  1,450
     8,400    Weststar Energy, Inc.                                                                           193
                                                                                                       ----------
                                                                                                           30,757
                                                                                                       ----------
              GAS UTILITIES (0.3%)
   208,900    Atmos Energy Corp.(a)                                                                         5,864
     4,200    Energen Corp.                                                                                   222
                                                                                                       ----------
                                                                                                            6,086
                                                                                                       ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   122,300    NRG Energy, Inc.*                                                                             4,715
                                                                                                       ----------
              MULTI-UTILITIES (1.3%)
   185,883    Alliant Energy Corp.                                                                          6,868
    27,900    CenterPoint Energy, Inc.                                                                        460
     5,000    Dominion Resources, Inc.                                                                        421
   108,800    DTE Energy Co.                                                                                5,046
    13,200    Energy East Corp.                                                                               334
   157,300    NiSource, Inc.                                                                                3,000
   162,400    NSTAR                                                                                         5,107
    36,800    PG&E Corp.                                                                                    1,575
     1,400    Public Service Enterprise Group, Inc.                                                           121
     3,900    Sempra Energy                                                                                   206
    32,200    TECO Energy, Inc.                                                                               520
   315,800    Xcel Energy, Inc.                                                                             6,411
                                                                                                       ----------
                                                                                                           30,069
                                                                                                       ----------
              Total Utilities                                                                              71,627
                                                                                                       ----------
              Total Common Stocks (cost: $2,074,447)                                                    2,265,922
                                                                                                       ----------
              MONEY MARKET INSTRUMENTS (1.2%)

              MONEY MARKET FUNDS (1.2%)
28,306,446    SSgA Prime Money Market Fund, 5.17%(c)(cost: $28,306)                                        28,306
                                                                                                       ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (6.0%)

              MONEY MARKET FUNDS (0.0%)
    97,409    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.27%(c)                                  97
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                                                                  VALUE
     (000)    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (0.5%)
   $10,525    Bavaria TRR Corp., 5.40%(d), 8/06/2007(e),(f)                                            $   10,517
                                                                                                       ----------
              CORPORATE OBLIGATIONS (0.7%)
    15,000    Bank of America N.A., 5.43%(g), 6/13/2008                                                    15,004
                                                                                                       ----------
              REPURCHASE AGREEMENTS (4.8%)
    23,000      Credit Suisse First Boston LLC, 5.28%, acquired on 7/31/2007 and due  8/01/2007 at $23,000  (collateralized  by $23,710 of Fannie
                Mae Discount Notes(b), 5.23%(d), due 10/12/2007; market
                value $23,463)                                                                             23,000
    35,000    Deutsche Bank Securities, Inc., 5.28%, acquired on 7/31/2007 and due 8/01/2007 at $35,000 (collateralized by $36,450 of
                Federal Home Loan Bank Notes(b), 5.13% - 5.51%, due
                4/30/2009 - 6/26/2018; combined market value $35,704)                                      35,000
    53,000     Merrill Lynch Government Securities, Inc., 5.23%, acquired on
                7/31/2007 and due 8/01/2007 at $53,000 (collateralized by
                $146,470 of Resolution Funding Corp. STRIPS(b), 5.18% - 5.29%(d),
                due 1/15/2021 - 1/15/2030; combined market value $54,062)                                  53,000
                                                                                                       ----------
              Total Repurchase Agreements                                                                 111,000
                                                                                                       ----------
              Total Short-Term Investments Purchased With Cash Collateral
                 From Securities Loaned (cost: $136,615)                                                  136,618
                                                                                                       ----------

              TOTAL INVESTMENTS (COST: $2,239,368)                                                     $2,430,846
                                                                                                       ==========

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2007

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2007.

         (b) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (c) Rate represents the money market fund annualized seven-day yield at July 31, 2007.

         (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (e) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

             Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2007.

         * Non-income-producing security for the year ended July 31, 2007. As of July 31, 2007, 91.4% of the Fund's net assets were invested in dividend-paying stocks.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JULY 31, 2007

ASSETS
   Investments in securities, at market value (including securities
      on loan of $123,877) (identified cost of $2,239,368)                      $2,430,846
   Cash                                                                                410
   Receivables:
      Capital shares sold                                                              831
      USAA Transfer Agency Company (Note 6D)                                             2
      Dividends and interest                                                         3,422
      Securities sold                                                               39,845
      Other                                                                             36
                                                                                ----------
         Total assets                                                            2,475,392
                                                                                ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             136,655
      Securities purchased                                                          40,228
      Capital shares redeemed                                                        1,129
   Accrued management fees                                                             963
   Accrued transfer agent's fees                                                        52
   Other accrued expenses and payables                                                 159
                                                                                ----------
         Total liabilities                                                         179,186
                                                                                ----------
             Net assets applicable to capital shares outstanding                $2,296,206
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $1,962,920
   Accumulated undistributed net investment income                                   3,569
   Accumulated net realized gain on investments                                    138,239
   Net unrealized appreciation of investments                                      191,478
                                                                                ----------
             Net assets applicable to capital shares outstanding                $2,296,206
                                                                                ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                 137,971
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    16.64
                                                                                ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
YEAR ENDED JULY 31, 2007

INVESTMENT INCOME
   Dividends                                                                     $ 59,032
   Interest                                                                         1,409
   Securities lending (net)                                                           364
                                                                                 --------
      Total income                                                                 60,805
                                                                                 --------
EXPENSES
   Management fees                                                                 11,713
   Administration and servicing fees                                                3,536
   Transfer agent's fees                                                            2,927
   Custody and accounting fees                                                        394
   Postage                                                                            321
   Shareholder reporting fees                                                         135
   Trustees' fees                                                                       8
   Registration fees                                                                   56
   Professional fees                                                                  106
   Other                                                                               28
                                                                                 --------
      Total expenses                                                               19,224
   Expenses paid indirectly                                                          (261)
   Expenses reimbursed - transfer agent's fees (Note 6D)                               (1)
                                                                                 --------
      Net expenses                                                                 18,962
                                                                                 --------
NET INVESTMENT INCOME                                                              41,843
                                                                                 --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                              185,147
   Change in net unrealized appreciation/depreciation                               4,901
                                                                                 --------
      Net realized and unrealized gain                                            190,048
                                                                                 --------
Increase in net assets resulting from operations                                 $231,891
                                                                                 ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
YEARS ENDED JULY 31,


FROM OPERATIONS                                                       2007               2006
                                                                -----------------------------

   Net investment income                                        $   41,843         $   39,297
   Net realized gain on investments                                185,147            178,860
   Change in net unrealized appreciation/depreciation
      of investments                                                 4,901            (66,433)
                                                                -----------------------------
      Increase in net assets resulting from operations             231,891            151,724
                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (41,270)           (39,993)
   Net realized gains                                             (117,592)          (252,160)
                                                                -----------------------------
      Distributions to shareholders                               (158,862)          (292,153)
                                                                -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       326,189            228,235
   Reinvested dividends                                            150,968            274,662
   Cost of shares redeemed                                        (412,931)          (292,053)
                                                                -----------------------------
      Increase in net assets from capital share transactions        64,226            210,844
                                                                -----------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 6D)                                                  1                  -
                                                                -----------------------------
Net increase in net assets                                         137,256             70,415
NET ASSETS
   Beginning of year                                             2,158,950          2,088,535
                                                                -----------------------------
   End of year                                                  $2,296,206         $2,158,950
                                                                =============================
Accumulated undistributed net investment income:
   End of year                                                  $    3,569         $    2,996
                                                                =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      19,060             14,096
   Shares issued for dividends reinvested                            8,947             17,644
   Shares redeemed                                                 (24,017)           (18,084)
                                                                -----------------------------
      Increase in shares outstanding                                 3,990             13,656
                                                                =============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JULY 31, 2007

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this annual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity  securities,  including  exchange-traded  funds  (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity  securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

                 between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies,  other than ETFs, are valued at their NAV at the end of each business day.

              4. Short-term  securities with original or remaining maturities of
                 60 days or less may be valued at amortized cost, which approximates market value.

              5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

                 readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              6. Repurchase  agreements are valued at cost,  which  approximates market value.

              7. Securities   for  which  market   quotations  are  not  readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL   TAXES  -  The  Fund's  policy  is  to  comply  with  the
              requirements of the Internal Revenue Code applicable to

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

              regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

              in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities,  income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities,  other assets,  and  liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

              and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2007, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $213,000 and $48,000, respectively, resulting in a total reduction in Fund expenses of $261,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2007, the Fund paid CAPCO facility fees of $4,000, which represents 6.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended July 31, 2007, and 2006, was as follows:


                                                 2007                   2006
                                             -----------------------------------
         Ordinary income*                    $76,902,000            $ 71,492,000
         Long-term realized capital gains     81,960,000             220,661,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         As of July 31, 2007, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                              $ 42,026,000
         Undistributed long-term capital gains                       108,438,000
         Unrealized appreciation of investments                      182,833,000

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2007, were $1,701,649,000 and $1,757,482,000, respectively.

         As of July 31, 2007, the cost of securities, including short-term securities, for federal income tax purposes, was $2,248,013,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2007, for federal income tax purposes, were $267,520,000 and $84,687,000, respectively, resulting in net unrealized appreciation of $182,833,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2007, the Fund received securities-lending income of $364,000, which is net of the 20% income retained by Wachovia. As of July 31, 2007, the Fund loaned securities having a fair market value of approximately $123,877,000, which excluded $4,840,000 of securities on loan that were sold prior to July 31, 2007. The Fund received cash collateral of $136,655,000 for the loans. Of this amount, $136,615,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $40,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board

48

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           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

              of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

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           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

              (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended July 31, 2007, the Fund incurred total management fees, paid or payable to the Manager, of $11,713,000, which is net of a performance adjustment of $(72,000) that decreased the base management fee of 0.50% by less than 0.01%.

           B. SUBADVISORY ARRANGEMENT - The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC
              (GMO) and OFI Institutional Asset Management, Inc. (OFII), under which GMO and OFII direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO and OFII subadvisory fees as follows: an annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages; and an annual amount of 0.085% on the first $500 million of assets and 0.075% on assets over $500 million of the Fund's average daily net assets that

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

              OFII manages. For the year ended July 31, 2007, the Manager incurred subadvisory fees, paid or payable to GMO and OFII, of $2,104,000 and $941,000, respectively.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,536,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2007, the Fund reimbursed the Manager $43,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $2,927,000. For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund $1,000 for transfer agent's fees related to certain shareholder transactions. Additionally, the Fund recorded a receivable from SAS of $2,000 at July 31, 2007, of which $1,000 was for a capital contribution related to corrections to certain other shareholder transactions, and $1,000 was for adjustments to dividends payable.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. The Manager has evaluated the application of FIN 48 to the Fund and, based on the analysis completed to date, has not identified a material

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

              impact on the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions on an ongoing basis.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

           C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
              159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JULY 31,
                                              --------------------------------------------------------------------
                                                    2007            2006          2005          2004          2003
                                              --------------------------------------------------------------------
Net asset value at beginning of period        $    16.11      $    17.36    $    15.31    $    13.14    $    14.30
                                              --------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                            .30             .30           .32           .25           .27
    Net realized and unrealized gain (loss)         1.42             .86          2.22          2.16          (.17)
                                              --------------------------------------------------------------------
Total from investment operations                    1.72            1.16          2.54          2.41           .10
                                              --------------------------------------------------------------------
Less distributions:
    From net investment income                      (.30)           (.31)         (.32)         (.24)         (.26)
    From realized capital gains                     (.89)          (2.10)         (.17)            -         (1.00)
                                              --------------------------------------------------------------------
Total distributions                                (1.19)          (2.41)         (.49)         (.24)        (1.26)
                                              --------------------------------------------------------------------
Net asset value at end of period              $    16.64      $    16.11    $    17.36    $    15.31    $    13.14
                                              ====================================================================

Total return (%)*                                  10.66(b)         7.38         16.81         18.44          1.28
Net assets at end of period (000)             $2,296,206      $2,158,950    $2,088,535    $1,807,680    $1,520,701
Ratio of expenses to average
    net assets (%)**(a)                              .82(b)          .83           .78           .79           .81
Ratio of net investment income
    to average net assets (%)**                     1.77            1.87          1.99          1.66          2.10
Portfolio turnover (%)                             73.70          107.73         72.80         54.35        141.55

 *  Assumes  reinvestment of all net investment income and realized capital gain distributions  during the period.  Includes  adjustments in accordance  with
    U.S. generally accepted  accounting  principles and could differ from Lipper reported return.
** For the year ended July 31, 2007, average net assets were $2,357,372,000.
(a) Reflects  operating  expenses of the Fund before  reductions of any expenses paid indirectly.  The Fund's expenses paid indirectly  decreased the expense ratios as follows:
                                                    (.01%)          (.02%)        (.00%)        (.00%)       (0.01)
    + Represents less than 0.01% of average net assets.
(b) For the year ended July 31, 2007, SAS voluntarily  reimbursed the Fund for a portion of the transfer  agent's fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME STOCK FUND
JULY 31, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2007, through July 31, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE       FEBRUARY 1, 2007 -
                                   FEBRUARY 1, 2007       JULY 31, 2007        JULY 31, 2007
                                  --------------------------------------------------------------
         Actual                       $1,000.00            $  980.70                $3.93

         Hypothetical
           (5% return before
           expenses)                   1,000.00             1,020.83                 4.01

        *Expenses are equal to the Fund's annualized expense ratio of 0.80%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (1.93)% for the six-month period of February 1, 2007, through July 31, 2007.

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA INCOME STOCK FUND
JULY 31, 2007

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreements with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadvisers. At the meeting at which the renewal of the Investment Advisory Agreement and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was the median of its expense group and below the median of its expense universe. The data indicated that the Fund's total expense ratio was lower than the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-year period ended December 31, 2006, and was lower than the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2006. The Board noted that the Fund's percentile performance ranking was in the top 50% of its performance

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         universe for the one-year period ended December 31, 2006, and in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2006. The Board took into account management's discussion of the Fund's performance. In this regard, the Board considered the factors that contributed to such performance, including the effect of the current market environment. The Trustees also noted management's discussion of the investment strategies of the Fund and the investment category in which the Fund was placed for the third-party report. The Trustees concluded that appropriate action is being taken with respect to the Fund's performance.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         account management's discussion of the current advisory fee structure. The Board also considered that the Manager pays the subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed and is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------

         In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees

62

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2007

         Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays subadvisory fees to the Subadvisers.

         As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2006, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the factors that contributed to the short-term performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed and is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on the Board's conclusions, the Board of Trustees determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

64

 T R U S T E E S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

              The Board of Trustees of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

              Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 39 individual funds as of July 31, 2007. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Trustees, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2, 4)
              Trustee
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Financial Services Group, USAA (1/07-present); Chair of the Board Directors and Chief Investment Officer, IMCO (1/07-present); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and USAA Financial Advisers, Inc. (FAI). Mr. Claus is also a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3, 4, 5, 6)
              Trustee
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (1) INDICATES  THE  TRUSTEE  IS AN  EMPLOYEE  OF  USAA  INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE  ADDRESS  FOR ALL  NON-INTERESTED  TRUSTEES IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

66

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              ROBERT L. MASON, PH.D. (3, 4, 5, 6)
              Trustee
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3, 4, 5, 6)
              Trustee
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              RICHARD A. ZUCKER (2, 3, 4, 5, 6)
              Trustee and Chair of the Board of Trustees
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              KRISTI A. MATUS
              Senior Vice President
              Born: February 1968
              Year of Appointment: 2007

              President and Director, IMCO (2/07-present); President and Vice Chair of the Board of Directors, USAA Life (3/04-present); Vice President, Products & Regulatory Management, USAA Life (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02). Ms. Matus also serves as President and Director of SAS.

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO
              (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

              RONALD B. SWEET
              Vice President
              Born: November 1962
              Year of Appointment: 2006

              Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for Life, IMCO, FAI, FPS, and SAS.

              (1) INDICATES  THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

68

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO Finance, USAA (4/07-present); Assistant Vice President, IMCO/FPS Finance, USAA (9/04-4/07); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO and SAS.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant   Vice   President,    Portfolio    Accounting/Financial
              Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02).

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02).

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call  toll free - Central  time
           ASSISTANCE  HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

          USAA  SELF-SERVICE    For  account  balance,  last  transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.
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                                     INSURANCE o MEMBER SERVICES

23421-0907                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 20, 2007, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 39 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2007 and 2006 were $393,763 and $356,180, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2007 and 2006 were $55,000 and $50,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

-------------------------------------------------------------------------------
               Review of Federal,
               State and City       Quarterly
               Income and tax       Diversification
               returns and excise   Review under      Excise Tax
               tax calculations     Subchapter M      Assistance     TOTAL
-------------------------------------------------------------------------------
FYE 07-31-2007     $     0            $     0           $     0      $      0
FYE 07-31-2006     $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------
TOTAL              $ 6,059            $13,746           $ 6,218      $ 26,023
-------------------------------------------------------------------------------

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2007 and 2006.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2007 and 2006 were $34,560 and $62,000, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2007 and 2006 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:




                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
            - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
            - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
            - compliance with applicable laws and governmental rules and regulations;
            - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
            -     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the Chair/CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the
              USAA Funds' and IMCO's operating policies and procedures.
         -    A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         -    A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.     REQUIRED REPORTS

                -     EACH COVERED OFFICER MUST:
                      - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                      - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -     THE CHIEF LEGAL OFFICER MUST:
                      - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                      - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

               - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
               - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
               - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
               - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.
                  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or
                  (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the affected Trust's Chief Legal Officer or the Chairman of the Board of Trustees.



Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2007




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

                                   PRESIDENT
                                   TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    09-28-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    10-01-2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    09-28-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.